UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

May 31, 2018

MFS® High Income Municipal Trust

CXE-SEM

MFS® High Income Municipal Trust

New York Stock Exchange Symbol: CXE

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from the solid macroeconomic backdrop.

Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could disrupt the synchronized rise in global growth.

As a global investment manager, MFS® strives to create long-term value and protect capital for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

July 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure at value

Top ten industries reflecting equivalent exposure of derivative positions (i)
Healthcare Revenue – Hospitals	27.9%
Healthcare Revenue – Long Term Care	17.0%
Miscellaneous Revenue – Other	8.8%
Universities – Colleges	8.7%
Universities – Secondary Schools	8.2%
Water & Sewer Utility Revenue	7.7%
State & Local Agencies	7.5%
General Obligations – General Purpose	7.2%
Tobacco	6.6%
U.S. Treasury Securities (j)	(17.8)%

Portfolio structure reflecting equivalent exposure of derivative positions (i)(j)

Composition including fixed income credit quality (a)(i)
AAA	3.1%
AA	18.7%
A	29.2%
BBB	37.0%
BB	19.7%
B	4.5%
CCC	3.5%
CC	0.6%
C	4.3%
D	2.0%
Not Rated (j)	17.5%
Cash & Cash Equivalents (Less Liabilities)	(57.9)%
Other	17.8%

Portfolio facts (i)
Average Duration (d)	7.8
Average Effective Maturity (m)	15.7 yrs.

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. This calculation is based on net assets applicable to common shares as of May 31, 2018.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (17.8)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity. This calculation is based on gross assets, which consists of net assets applicable to common shares plus the value of preferred shares, as of May 31, 2018.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Cash & Cash Equivalents is negative due to the aggregate liquidation value of variable rate municipal term preferred shares.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets applicable to common shares as of May 31, 2018.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Gary Lasman	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 2002.

Geoffrey Schechter	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 1993.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital may have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common and/or preferred shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction. MFS High Income Municipal Trust

Municipal Bonds - 155.5%
Issuer	Shares/Par	Value ($)
Alabama - 1.5%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	$105,000	$115,306
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	115,000	127,406
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	155,000	170,505
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	165,000	183,683
Birmingham, AL, Waterworks Board Water Rev., “A”, 5.125%, 1/01/2034 (Prerefunded 1/01/2019)	280,000	285,639
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 1/01/2034 (Prerefunded 1/01/2019)	475,000	484,566
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/2029	75,000	76,444
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	130,000	95,979
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	185,000	111,448
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	260,000	109,195
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	500,000	196,430
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	95,000	101,995
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	140,000	154,113
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	225,000	242,991

		$2,455,700
Arizona - 3.2%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	$25,000	$28,267
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	55,000	61,614
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	70,000	77,636
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037	25,000	25,979

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047	$40,000	$41,265
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051	105,000	107,536
Glendale, AZ, Industrial Development Authority Refunding Rev. (The Terraces of Phoenix Project), “A”, 5%, 7/01/2048	70,000	73,379
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	125,000	129,360
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	45,000	46,570
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	205,000	210,521
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	110,000	112,895
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/2042	165,000	172,148
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Eagle College Prep Project), 5%, 7/01/2033	80,000	81,920
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Eagle College Prep Project), 5%, 7/01/2043	160,000	160,461
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	445,000	474,459
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	280,000	295,425
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034	145,000	161,317
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	195,000	201,801
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044	235,000	261,898
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	215,000	220,657
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	435,000	408,352
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	330,000	314,599
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2042	100,000	110,759
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037	180,000	179,996
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047	135,000	135,591

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052	$115,000	$115,208
Surprise, AZ, Municipal Property Corp., 4.9%, 4/01/2032	800,000	805,168
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6%, 12/01/2032	75,000	79,893
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2042	220,000	234,799
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2046	85,000	90,604

		$5,420,077
Arkansas - 0.2%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	$40,000	$43,833
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	60,000	66,163
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	610,000	182,286

		$292,282
California - 9.2%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	$350,000	$233,492
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	355,000	227,108
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	715,000	437,294
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	190,000	205,031
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	125,000	130,450
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/2031 (Prerefunded 8/15/2020)	835,000	910,793
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	155,000	220,584
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	570,000	807,736
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/2028 (Prerefunded 10/01/2018)	100,000	101,426
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	110,000	121,450
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	45,000	48,763
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	115,000	127,338

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	$105,000	$116,026
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	15,000	16,484
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Calplant I Project), 8%, 7/01/2039	460,000	498,833
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/2045	530,000	564,704
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	340,000	345,865
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	1,290,000	1,472,058
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	45,000	49,971
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	130,000	140,516
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	150,000	160,042
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	63,113	1
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2041	115,000	124,313
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	100,000	115,220
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	125,000	139,678
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	225,000	245,911
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	465,000	504,023
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	290,000	313,968
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	310,000	321,954
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	260,000	282,651
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	215,000	239,949
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/2036	65,000	68,368
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	40,000	44,426

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2022	$330,000	$369,630
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2023	330,000	377,256
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2034	50,000	55,385
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	80,000	88,014
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	210,000	217,234
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	1,125,000	1,205,179
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, AGM, 0%, 9/01/2022	1,910,000	1,733,420
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	35,000	39,221
State of California, 5.25%, 10/01/2028	425,000	469,786
State of California, 5.25%, 9/01/2030	1,005,000	1,107,661
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/2044	430,000	469,444

		$15,468,656
Colorado - 6.6%
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	$50,000	$54,844
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	50,000	53,941
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/2031	85,000	94,800
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	95,000	103,903
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	250,000	287,205
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2035	195,000	211,992
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	130,000	144,058
Colorado High Performance Transportation Enterprise Rev. (C-470 Express Lanes), 5%, 12/31/2056	120,000	129,755
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	795,000	850,388
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	385,000	409,286
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2028	205,000	226,078

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Denver, CO, City & County Airport, “B”, ETM, 6.125%, 11/15/2025	$2,840,000	$2,850,423
Denver, CO, City & County Airport, “C”, ETM, 6.125%, 11/15/2025	2,280,000	2,681,850
Denver, CO, City & County Special Facilities Airport Refunding Rev. (United Airlines), 5%, 10/01/2032	290,000	313,000
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	80,000	89,686
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	50,000	55,897
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	135,000	149,665
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	125,000	134,677
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 9/01/2018	1,500,000	1,493,535
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2041	85,000	94,940
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2045	475,000	530,884
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/2038	100,000	105,902

		$11,066,709
Connecticut - 0.6%
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	$685,000	$721,202
Mohegan Tribe Indians, CT, Gaming Authority Rev., “C”, 4.75%, 2/01/2020 (n)	245,000	247,347

		$968,549
Delaware - 0.5%
Kent County, DE, Student Housing and Dining Facility Rev. (Chf-Dover, L.L.C.-Delaware State University Project), “A”, 5%, 7/01/2048	$110,000	$119,680
Kent County, DE, Student Housing and Dining Facility Rev. (Chf-Dover, L.L.C.-Delaware State University Project), “A”, 5%, 7/01/2058	120,000	129,069
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 6/01/2028	555,000	555,305

		$804,054
District of Columbia - 1.4%
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/2033 (Prerefunded 7/01/2023)	$55,000	$65,128
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	140,000	165,781
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	65,000	63,982

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - continued
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/2035	$80,000	$77,437
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/2039	50,000	48,589
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	160,000	163,734
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	850,000	864,144
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	985,000	986,832

		$2,435,627
Florida - 9.7%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/2034	$90,000	$94,956
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/2044	215,000	227,949
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/2049	145,000	154,308
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 5%, 5/01/2036	130,000	130,398
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	105,000	110,550
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	50,000	52,838
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	75,000	79,573
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/2039	685,000	706,810
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	185,000	186,278
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	605,000	655,820
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/2044	610,000	676,252
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/2049	100,000	100,939
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/2022	100,000	100,047

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035	$170,000	$186,910
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	235,000	253,668
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation Project), “A”, 6.375%, 6/15/2046	180,000	185,749
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032	140,000	147,081
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/2041	935,000	1,028,575
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2043	295,000	307,956
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),“A”, 8.5%, 6/15/2044	555,000	638,056
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	100,000	99,885
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	205,000	204,856
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/2030 (Prerefunded 7/01/2018)	1,500,000	1,520,310
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 5/01/2037	470,000	460,920
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034	185,000	205,282
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	100,000	101,343
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	100,000	102,023
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	120,000	120,940
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	165,000	175,245
Marshall Creek, FL, Community Development District Rev. (St. John’s County), “A”, 5%, 5/01/2032	105,000	106,897
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	370,000	389,144
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	1,015,000	1,179,146
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	125,000	131,941
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	100,000	105,242

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	$475,000	$515,612
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2035	70,000	79,799
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2036	60,000	68,191
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2037	55,000	62,460
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2038	60,000	68,086
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	150,000	173,442
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	105,000	107,171
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	190,000	194,184
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	135,000	162,288
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	100,000	104,652
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	70,000	74,932
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	130,000	138,674
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	175,000	180,037
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/2039	100,000	103,072
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	780,000	846,596
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	25,000	27,875
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	25,000	27,508
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	50,000	54,478
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	150,000	163,187
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	430,000	465,810
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	165,000	178,319

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	$105,000	$115,689
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	215,000	217,004
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	390,000	393,194
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/2021	85,000	85,266
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/2037 (a)(d)	1,210,000	774,400

		$16,309,813
Georgia - 2.1%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$120,000	$131,725
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	120,000	131,603
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	465,000	492,365
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	255,000	285,248
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	60,000	65,032
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	105,000	112,853
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	110,000	117,099
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	830,000	909,406
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	430,000	517,712
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/2034 (Prerefunded 8/01/2018)	195,000	196,240
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/2034	25,000	25,161
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2039 (Prerefunded 6/15/2018)	335,000	335,566
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2037	155,000	165,543
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2047	110,000	115,642

		$3,601,195

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - 0.6%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.625%, 12/01/2030	$245,000	$252,940
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/2040	630,000	651,974
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	110,000	117,937

		$1,022,851
Hawaii - 1.1%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029 (Prerefunded 11/15/2019)	$100,000	$109,368
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044 (Prerefunded 11/15/2019)	180,000	198,155
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030	150,000	153,793
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045	125,000	124,449
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	950,000	994,384
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	160,000	176,395
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	95,000	104,735

		$1,861,279
Idaho - 1.2%
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2/15/2021	$1,750,000	$1,962,082
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	50,000	53,551

		$2,015,633
Illinois - 16.2%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/2024	$545,000	$541,060
Chicago, IL, “A”, 5.25%, 1/01/2028	40,000	42,496
Chicago, IL, “A”, 5%, 1/01/2036	130,000	134,074
Chicago, IL, “A”, AGM, 5%, 1/01/2027	25,000	25,175
Chicago, IL, “A”, AGM, 5%, 1/01/2028	560,000	581,655
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	30,000	30,101
Chicago, IL, “A”, AGM, 4.625%, 1/01/2031	40,000	40,131
Chicago, IL, “A”, AGM, 5%, 1/01/2037	390,000	392,742
Chicago, IL, “C”, NATL, 5%, 1/01/2029	15,000	15,020
Chicago, IL, “D”, 5.5%, 1/01/2033	110,000	118,007
Chicago, IL, (Modern Schools Across Chicago Program), “A”, AAC, 5%, 12/01/2024	275,000	275,954

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, (Modern Schools Across Chicago Program), “D”, AAC, 5%, 12/01/2022	$360,000	$361,260
Chicago, IL, (Modern Schools Across Chicago Program), “G”, AAC, 5%, 12/01/2023	70,000	70,248
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	625,000	680,206
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2019	80,000	76,457
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2028	315,000	195,272
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2035	475,000	475,651
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	105,000	112,818
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	1,225,000	1,434,904
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046	405,000	481,824
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	140,000	158,834
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	135,000	150,394
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	315,000	322,897
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	310,000	318,488
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	305,000	309,142
Chicago, IL, General Obligation, “A”, 6%, 1/01/2038	340,000	382,891
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 12/01/2030	1,000,000	1,076,150
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	435,000	488,022
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	380,000	422,913
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	310,000	342,528
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	95,000	105,358
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	50,000	55,429
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	190,000	212,486

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029	$215,000	$231,886
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2030	430,000	463,325
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	80,000	86,118
Cook County, IL, 5%, 11/15/2034	50,000	56,182
Cook County, IL, 5%, 11/15/2035	180,000	201,973
Cook County, IL, Community College District 508 (City Colleges), BAM, 5%, 12/01/2047	580,000	630,205
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	227,000	227,266
Illinois Finance Authority Refunding Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2032	15,000	16,934
Illinois Finance Authority Refunding Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	5,000	5,604
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	165,000	180,761
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	165,000	180,253
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/2045 (Prerefunded 2/15/2020)	1,050,000	1,142,421
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	245,000	254,506
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	265,000	278,740
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/2027	35,000	37,307
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/2042	260,000	273,052
Illinois Finance Authority Rev. (Presence Health Network), “A”, 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	615,000	657,669
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	195,000	221,456
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	660,000	673,596
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	400,000	452,968
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	255,000	284,399
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	590,000	615,871

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	$45,000	$49,288
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	65,000	70,877
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	50,000	54,602
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	70,000	76,160
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	615,000	651,328
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2035	530,000	571,419
Illinois Finance Authority Rev., Friendship Village of Schaumburg, 5%, 2/15/2037	805,000	800,106
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	30,000	32,942
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	60,000	65,298
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	25,000	27,107
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	785,000	853,350
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,710,000	1,907,146
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	365,000	365,693
Metropolitan Pier & Exposition Authority Rev. (McCormick Place), “A”, Capital Appreciation, AGM, 0%, 6/15/2026	195,000	144,015
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	165,000	178,860
State of Illinois, 5%, 6/01/2020	335,000	345,954
State of Illinois, 5%, 11/01/2027	585,000	626,681
State of Illinois, 4.125%, 11/01/2031	115,000	111,932
State of Illinois, 4.5%, 11/01/2039	160,000	158,475
State of Illinois, AGM, 5%, 2/01/2027	145,000	159,271
State of Illinois, NATL, 6%, 11/01/2026	405,000	457,958
State of Illinois, “D”, 5%, 11/01/2028	570,000	608,315
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 4/01/2029 (Prerefunded 4/01/2019)	1,370,000	1,407,209

		$27,327,065

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - 2.2%
Indiana Finance Authority Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	$235,000	$256,705
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/2041	350,000	399,189
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	50,000	54,123
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	125,000	132,999
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	235,000	253,295
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	590,000	632,226
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	155,000	165,573
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	130,000	135,028
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/2028 (Prerefunded 10/01/2019)	370,000	389,092
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	325,000	381,300
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	750,000	885,210

		$3,684,740
Iowa - 0.6%
Iowa Student Loan Liquidity Corp. Rev., “A”, 3.75%, 12/01/2033	$330,000	$325,796
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	120,000	123,141
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	20,000	20,680
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	95,000	98,709
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	95,000	98,648
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	15,000	15,575
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	170,000	176,560
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “C”, 5.625%, 6/01/2046	110,000	110,540

		$969,649
Kansas - 1.0%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	$300,000	$324,984
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	100,000	108,072
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	50,000	53,607

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	$50,000	$53,273
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	55,000	60,515
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	50,000	54,787
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	65,000	70,401
Wichita, KS, Health Care Facilities Rev. (Kansas Masonic Home), “II-A”, 5%, 12/01/2031	35,000	36,728
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	200,000	210,040
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	165,000	169,686
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 3%, 9/01/2023	115,000	114,396
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	190,000	190,291
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	255,000	282,596

		$1,729,376
Kentucky - 2.6%
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	$225,000	$235,618
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	95,000	99,803
Kentucky Economic Development Finance Authority Health Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	355,000	357,762
Kentucky Economic Development Finance Authority Health Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	340,000	344,298
Kentucky Economic Development Finance Authority Hospital Facilities Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	40,000	43,988
Kentucky Economic Development Finance Authority Hospital Facilities Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	315,000	346,144
Kentucky Economic Development Finance Authority Hospital Facilities Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	205,000	224,266
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System Obligated Group), “A”, 5.375%, 8/15/2024 (Prerefunded 8/15/2018)	185,000	186,411
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System Obligated Group), “A”, 5.625%, 8/15/2027 (Prerefunded 8/15/2018)	60,000	60,487

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	$160,000	$174,000
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	105,000	112,864
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	80,000	88,061
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	135,000	144,480
Kentucky Economic Development Finance Authority Hospital Unrefunded Rev. (Baptist Healthcare System Obligated Group), “A”, 5.375%, 8/15/2024	190,000	191,193
Kentucky Economic Development Finance Authority Hospital Unrefunded Rev. (Baptist Healthcare System Obligated Group), “A”, 5.625%, 8/15/2027	65,000	65,458
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	140,000	148,372
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	395,000	413,707
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	100,000	104,394
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	735,000	798,078
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/2039	260,000	270,876

		$4,410,260
Louisiana - 3.5%
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	$380,000	$393,585
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	240,000	248,940
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Cameron Parish, Louisiana Gomesa Project), 5.65%, 11/01/2037	100,000	101,564
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	610,000	625,750
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	105,000	115,777

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	$420,000	$466,901
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.125%, 2/01/2037	240,000	253,246
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.25%, 2/01/2047	185,000	195,206
Louisiana Military Department Custody Receipts, 5%, 8/01/2024	1,500,000	1,508,085
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	775,000	811,735
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	80,000	88,236
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2045	220,000	241,309
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2045	95,000	104,451
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	760,000	805,129

		$5,959,914
Maine - 0.3%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025)	$160,000	$161,216
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025	365,000	393,543

		$554,759
Maryland - 1.7%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/2040	$175,000	$178,682
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2039	115,000	127,556
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	100,000	109,845
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	165,000	180,705
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047	145,000	147,255
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/2025 (Prerefunded 6/01/2020)	125,000	133,679
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), “A”, 5.5%, 1/01/2036	190,000	217,784
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/2039 (Prerefunded 7/01/2019)	945,000	994,045
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	115,000	127,085

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	$70,000	$77,072
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	315,000	345,041
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	45,000	49,024
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	85,000	92,346
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	90,000	97,510

		$2,877,629
Massachusetts - 5.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$370,000	$401,417
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	895,000	896,271
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 4.68%, 11/15/2021	120,000	120,775
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2031	168,995	175,329
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2039	42,309	43,895
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/2046	11,291	11,294
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	56,165	11,665
Massachusetts Development Finance Agency Rev. (Newbridge On The Charles, Inc.), 5%, 10/01/2057	255,000	269,181
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023)	100,000	120,853
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	135,000	164,489
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	40,000	44,960
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	50,000	56,035
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2035	25,000	27,914
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 4/01/2037	710,000	773,872
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032 (Prerefunded 1/01/2021)	330,000	371,844

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032	$225,000	$253,831
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	145,000	160,503
Massachusetts Development Finance Agency Rev., Newbridge On The Charles, Inc., 5%, 10/01/2047	100,000	106,751
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/2027	505,000	505,379
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/2042	870,000	870,574
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	105,000	108,844
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2030	95,000	98,472
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	65,000	67,298
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, “C”, 4.125%, 7/01/2046	405,000	408,147
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	910,000	909,973
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University) , 6.25%, 7/01/2030 (Prerefunded 7/01/2019)	585,000	613,226
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev., Unrefunded Balance, (Suffolk University), 6.25%, 7/01/2030	335,000	348,963
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	50,000	53,861
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AAC, 5%, 1/01/2027	235,000	237,754
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/2032	490,000	532,576

		$8,765,946
Michigan - 3.6%
Detroit, MI, Sewage Disposal System Rev., “B”, NATL, 5.5%, 7/01/2022	$1,200,000	$1,346,544
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039	730,000	784,421
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	35,000	36,967
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	50,000	52,660

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Eastern Michigan University Board of Regents, General Rev., “A”, 4%, 3/01/2047	$565,000	$572,724
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/2033	125,000	139,255
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	80,000	88,570
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	180,000	197,971
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	115,000	126,558
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-2”, 5%, 7/01/2034	75,000	82,488
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/2035	1,250,000	1,363,050
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2046	110,000	113,310
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	660,000	670,527
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046	135,000	139,062
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051	135,000	138,603
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	49,686
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	50,000	55,362
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	40,000	43,603
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	110,000	119,573

		$6,120,934
Minnesota - 0.1%
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/2038	$12,937	$12,956
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), 4.75%, 8/01/2043	45,000	45,604
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052	100,000	103,093

		$161,653

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - 1.9%
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 4/01/2022	$1,240,000	$1,242,505
Mississippi Development Bank Special Obligation Bonds (Magnolia Regional Health Center Project), “A”, 6.25%, 10/01/2026	80,000	84,046
Mississippi Development Bank Special Obligation Bonds (Magnolia Regional Health Center Project), “A”, 6.5%, 10/01/2031	120,000	126,568
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	175,000	190,876
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	455,000	503,234
Mississippi State University, Educational Building Corp. Rev. (Residence Hall Construction and Refunding Project), 5%, 8/01/2036 (Prerefunded 8/01/2021)	560,000	612,416
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 9/01/2032 (Prerefunded 9/01/2019)	275,000	286,833
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 9/01/2036 (Prerefunded 9/01/2019)	100,000	104,456

		$3,150,934
Missouri - 0.8%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$80,000	$81,955
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040	100,000	104,238
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050	280,000	286,874
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	45,000	47,214
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	35,000	36,194
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	80,000	82,346
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	70,000	71,492
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	125,000	128,691
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	255,000	263,050
St. Louis, MO, Industrial Development Authority Rev. (St. Andrew’s Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	230,000	242,344

		$1,344,398

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Montana - 0.0%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A”, 4%, 6/01/2049	$60,000	$63,694

National - 0.6%
Centerline Capital Group, Inc., FHLMC, 6.3%, 10/31/2052 (Put Date 5/15/2019) (n)	$1,000,000	$1,040,870

Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$135,000	$160,109
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2042	265,000	319,810

		$479,919
Nevada - 1.0%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	$195,000	$202,709
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048	115,000	118,414
Las Vegas Valley, NV, Water District, “C”, 5%, 6/01/2029	1,175,000	1,271,174
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047	110,000	112,302

		$1,704,599
New Hampshire - 0.8%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	$745,000	$786,370
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	100,000	100,548
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	150,000	170,868
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	150,000	168,421
New Hampshire Industrial Development Authority Rev. (Pennichuck Water Works, Inc.), ETM, 7.5%, 7/01/2018	35,000	35,149

		$1,261,356
New Jersey - 5.0%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2032	$25,000	$28,264

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	$30,000	$33,458
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	35,000	38,867
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	35,000	39,642
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	1,195,000	1,371,059
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/2034	40,000	41,354
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.125%, 1/01/2039	110,000	114,122
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/2044	285,000	296,708
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	100,000	107,991
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	125,000	133,426
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	55,000	62,341
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	55,000	60,548
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.375%, 1/01/2043	315,000	344,336
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	160,000	177,091
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	280,000	285,989
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/2023	455,000	493,939
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	640,000	697,402
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	135,000	153,041
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	120,000	136,037
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	235,000	252,120
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	115,000	111,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	$335,000	$362,396
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	500,000	552,900
New Jersey Tobacco Settlement Financing Corp., “B”, 5%, 6/01/2046	1,295,000	1,389,755
New Jersey Transportation Trust Fund Authority, Transportation Program, “AA”, 5%, 6/15/2038	1,000,000	1,055,290

		$8,339,451
New York - 9.1%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$155,000	$165,486
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 10/01/2041	250,000	270,830
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	535,000	579,726
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	440,000	120,881
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047	180,000	195,455
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	300,000	330,384
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	85,000	92,538
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	205,000	221,054
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	105,000	112,682
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/2030 (Prerefunded 2/15/2019)	245,000	253,195
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035 (Prerefunded 2/15/2019)	150,000	154,812
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 5%, 12/01/2040	100,000	107,944
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	100,000	108,988
New York Dormitory Authority, State Personal Income Tax Rev., “C”, 5%, 3/15/2034	1,330,000	1,429,497
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 6/15/2041	865,000	935,887
New York Environmental Facilities Corp., State Revolving Funds Rev., “C”, 5%, 5/15/2041	1,195,000	1,290,325

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	$995,000	$1,056,262
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	505,000	555,242
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	685,000	723,798
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	435,000	459,934
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	260,000	274,183
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	310,000	351,323
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2033	180,000	203,051
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	100,000	112,545
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	100,000	101,029
New York Urban Development Corp. (University Facilities Grants), 5.875%, 1/01/2021	1,000,000	1,071,530
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 1/15/2039	560,000	571,312
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	890,000	890,587
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2025 (Prerefunded 7/01/2019)	40,000	41,404
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/2031 (Prerefunded 7/01/2019)	35,000	36,275
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2042 (Prerefunded 7/01/2022)	320,000	357,651
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (The Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	240,000	245,782
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	315,000	345,394
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	360,000	394,553
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	70,000	77,528

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	$35,000	$38,651
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	230,000	249,578
Ulster County, NY, Capital Resource Corp. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	245,000	237,601
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	500,000	493,265

		$15,258,162
North Carolina - 2.0%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/2038	$1,287,545	$1,332,532
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 10/01/2031 (Prerefunded 10/01/2019)	1,130,000	1,179,099
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	95,000	101,603
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	70,000	77,205
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	85,000	90,633
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	55,000	58,138
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	40,000	43,952
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	80,000	87,317
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	165,000	179,971
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	70,000	76,351
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	135,000	152,092

		$3,378,893
North Dakota - 0.1%
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2043	$150,000	$164,979

Ohio - 7.8%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 6/01/2031	$225,000	$242,035
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	1,880,000	1,856,650

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.375%, 6/01/2024	$830,000	$827,684
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.875%, 6/01/2030	2,420,000	2,419,903
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.75%, 6/01/2034	635,000	629,729
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,200,000	1,214,436
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/2040 (Prerefunded 11/01/2020)	250,000	270,960
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/2040 (Prerefunded 11/01/2020)	165,000	179,596
Butler County, OH, Hospital Facilities Rev., Unrefunded Balance, (UC Health), 5.5%, 11/01/2040 (Prerefunded 11/01/2020)	500,000	541,305
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5%, 2/15/2042	265,000	282,085
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 4.75%, 2/15/2047	360,000	370,314
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2052	55,000	60,709
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5%, 2/15/2057	190,000	198,993
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2057	925,000	1,018,878
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042	945,000	1,084,255
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 5.625%, 8/15/2029 (Prerefunded 8/15/2018)	475,000	478,762
Lake County, OH, Hospital Facilities Rev., Unrefunded Balance, “C” , 5.625%, 8/15/2029	90,000	90,695
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	100,000	101,696
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038	125,000	128,173
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048	170,000	176,446
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	45,000	49,446
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.75%, 12/01/2032	380,000	411,802

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	$120,000	$125,962
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	145,000	150,613
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	175,000	188,426

		$13,099,553
Oklahoma - 2.1%
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	$135,000	$143,843
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	40,000	45,622
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	190,000	214,083
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	265,000	294,741
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	285,000	321,708
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	265,000	297,696
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2052	380,000	433,477
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	540,000	613,548
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	70,000	74,928
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	135,000	145,897
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	370,000	398,527
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	470,000	506,237

		$3,490,307
Oregon - 0.2%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/2029	$105,000	$112,084
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	120,000	130,421
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2040	135,000	141,729

		$384,234

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - 10.0%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2037	$15,000	$16,406
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2047	45,000	48,813
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/2029	560,000	583,386
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042	205,000	221,628
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042	185,000	198,599
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	125,000	130,766
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2042	535,000	556,716
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	30,000	33,941
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	35,000	39,541
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	30,000	33,820
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	15,000	16,886
Blythe Township, PA, Solid Waste Authority Rev. , 7.75%, 12/01/2037	275,000	290,100
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	120,000	124,741
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	50,000	51,961
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	55,000	56,521
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/2034	45,000	47,380
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2032	85,000	96,981
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2033	75,000	84,958
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2034	35,000	39,647
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	355,000	365,817
Cumberland County, PA, Municipal Authority Rev., Unrefunded Balance, (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029	90,000	91,844
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	35,000	37,945
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	40,000	42,798

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	$50,000	$52,975
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	25,000	26,405
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2027	60,000	67,755
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2035	25,000	27,589
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	1,425,000	1,561,501
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2037	1,200,000	534,756
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	225,000	253,550
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 11/15/2028	440,000	474,223
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2036	820,000	885,936
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,180,000	1,192,638
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/2050	325,000	345,949
Northeastern PA, Hospital & Education Authority Rev. (Wilkes University Project), “A”, 5%, 3/01/2037	50,000	54,093
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	130,000	145,155
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	325,000	341,533
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	100,000	107,748
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/2043	195,000	213,697
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 10/01/2044	330,000	343,500
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	100,000	102,789
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.25%, 8/01/2046	215,000	220,869
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	325,000	333,694

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	$155,000	$159,472
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	220,000	228,012
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	290,000	304,868
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	390,000	409,933
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	100,000	109,970
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	145,000	161,782
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	120,000	131,897
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047	180,000	177,871
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058	260,000	256,545
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	130,000	139,093
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	150,000	159,906
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	215,000	228,027
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2042	355,000	398,470
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2047	345,000	385,810
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	170,000	176,594
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	25,000	28,597
Philadelphia, PA, School District, “A”, 5%, 9/01/2035	65,000	73,928
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	30,000	34,010
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	30,000	33,926
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	30,000	33,926
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	95,000	106,390
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/2028	1,475,000	1,479,425

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	$190,000	$191,243
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2032	640,000	723,546
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	35,000	35,116
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	20,000	20,566
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2030	40,000	43,029
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2035	45,000	47,606

		$16,777,108
Puerto Rico - 10.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	$265,000	$265,647
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AAC, 5.25%, 7/01/2018	105,000	105,180
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	80,000	90,266
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	80,000	88,854
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	210,000	233,190
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	85,000	93,780
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	440,000	448,030
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	45,000	44,829
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,205,000	1,231,305
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	480,000	530,318
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	680,000	675,859
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	325,000	337,685
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	210,000	217,654
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	385,000	427,134

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	$655,000	$722,596
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	120,000	120,299
Commonwealth of Puerto Rico Highway & Transportation Authority Unrefunded Rev., “A”, NATL, 5%, 7/01/2038	45,000	43,160
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	60,000	64,064
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	185,000	191,830
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	40,000	41,589
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	635,000	659,086
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	35,000	35,772
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	295,000	295,271
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	590,000	590,000
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	5,000	5,135
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	180,000	186,930
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	30,000	28,678
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	20,000	20,061
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	20,000	20,049
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	45,000	45,255
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	700,000	702,884
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2020	50,000	50,389
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	80,000	80,242
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	50,000	50,912
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	15,000	15,016
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	80,000	81,478
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2026	70,000	72,015

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	$305,000	$309,523
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	45,000	45,292
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	645,000	577,275
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	355,000	346,764
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	20,000	19,610
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	10,000	9,948
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	65,000	64,575
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	50,000	49,875
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	75,000	73,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	15,000	14,250
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	240,000	226,200
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	80,000	75,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	90,000	81,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	90,000	78,300
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	70,000	61,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	$55,000	$44,687
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	30,000	24,000
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2018	40,000	40,076
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	405,000	427,870
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	515,000	546,307
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	85,000	90,365
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	620,000	659,606
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2028	90,000	95,728
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	25,000	25,456
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	125,000	125,115
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	40,000	40,036
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	490,000	515,451
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, ASSD GTY, 5%, 7/01/2036	55,000	55,573
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/2026	155,000	189,174
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/2026	1,645,000	1,994,398
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	855,000	112,005
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	410,000	114,984
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	330,000	87,381
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	1,285,000	321,417
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	465,000	109,847
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	205,000	45,738
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	145,000	30,623
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	2,985,000	596,701

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	$45,000	$45,109

		$17,282,451
Rhode Island - 0.6%
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/2039 (Prerefunded 5/15/2019)	$840,000	$881,076
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	170,000	172,013

		$1,053,089
South Carolina - 1.3%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$645,000	$685,964
South Carolina Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	100,000	104,046
South Carolina Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	65,000	67,294
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	50,000	51,560
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/2043	355,000	379,023
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/2043	845,000	902,181

		$2,190,068
Tennessee - 2.6%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	$1,295,000	$1,386,608
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2047	345,000	380,352
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2031	65,000	72,084
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2030	60,000	66,876
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2036	40,000	43,662
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	2,185,000	2,381,585

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	$75,000	$85,453

		$4,416,620
Texas - 11.3%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	$50,000	$51,584
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	230,000	236,702
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.375%, 8/15/2036	35,000	35,044
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.625%, 8/15/2046	60,000	60,253
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	45,000	51,420
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	65,000	74,170
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	10,000	10,986
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	25,000	27,880
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	25,000	28,032
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	30,000	33,402
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/2033	600,000	607,602
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	115,000	125,274
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	130,000	147,694
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/2041	100,000	111,128
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/2042	520,000	543,561
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	210,000	236,758
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	320,000	351,680
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	200,000	220,406
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	465,000	508,347

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 8/15/2034	$1,065,000	$1,104,682
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	130,000	139,483
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	135,000	139,587
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	500,000	504,645
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/2035 (Prerefunded 12/01/2018)	235,000	241,430
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	140,000	154,487
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	20,000	22,033
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	50,000	54,900
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	90,000	33,019
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	220,000	62,311
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2026	210,000	227,583
Houston, TX, Airport System Rev., Special Facilities (Continental Airlines, Inc.), 6.5%, 7/15/2030	555,000	609,196
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	155,000	161,451
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	200,000	216,250
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	875,000	950,731
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	485,000	529,169
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/2031	190,000	205,531
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	400,000	400,792
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	250,000	262,927
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton, L.L.C. - Texas Woman’s University Housing Project), “A-1”, AGM, 5%, 7/01/2038	30,000	33,349
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton, L.L.C. - Texas Woman’s University Housing Project), “A-1”, AGM, 5%, 7/01/2048	110,000	121,291

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton, L.L.C. - Texas Woman’s University Housing Project), “A-1”, AGM, 5%, 7/01/2058	$105,000	$114,172
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5%, 11/15/2026	15,000	15,223
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5.375%, 11/15/2036	20,000	20,168
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5.5%, 11/15/2046	50,000	50,503
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5.5%, 11/15/2052	55,000	55,330
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	20,000	22,213
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	90,000	90,492
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	185,000	202,325
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	180,000	196,200
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4%, 7/01/2031	40,000	40,774
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.25%, 7/01/2036	65,000	66,652
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 5%, 7/01/2046	165,000	176,169
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	145,000	151,825
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2031	35,000	37,255
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2036	20,000	21,011

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2030	$35,000	$38,761
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2035	30,000	32,475
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2047	85,000	91,756
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Island Campus LLC - Texas A&M University - Corpus Christi Island Campus Project), 5%, 4/01/2037	50,000	54,774
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Island Campus LLC - Texas A&M University - Corpus Christi Island Campus Project), 5%, 4/01/2042	55,000	60,079
Newark, TX, Higher Education Finance Corp. Authority Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035	105,000	111,653
Newark, TX, Higher Education Finance Corp. Authority Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045	140,000	149,583
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2032	30,000	30,272
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2037	35,000	35,113
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2042	40,000	40,014
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), “A”, 5.25%, 6/15/2048	75,000	75,431
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	215,000	225,378
North Texas Tollway Authority Rev., 6%, 1/01/2038 (Prerefunded 1/01/2021)	970,000	1,067,921
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/2031 (Prerefunded 9/01/2021)	710,000	776,981
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	295,000	328,704
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/2034	130,000	149,184
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/2044	235,000	270,793
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/2049	170,000	197,705
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/2036	440,000	462,590

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029 (Prerefunded 11/15/2019)	$65,000	$68,901
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.375%, 11/15/2044 (Prerefunded 11/15/2019)	525,000	558,374
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc.,
Querencia Project), 5%, 11/15/2030	100,000	106,119
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	130,000	136,759
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	140,000	146,640
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.25%, 11/15/2035	55,000	55,913
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.5%, 11/15/2045	250,000	256,280
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), “B-3”, 3.875%, 11/15/2022	95,000	95,003
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “A”, 5%, 11/15/2045	145,000	151,595
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/2030	195,000	208,744
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044	980,000	971,993
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	75,000	79,495
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	190,000	206,655
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	210,000	246,112
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	170,000	196,415

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	$435,000	$201,470
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	90,000	100,369
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	165,000	184,491
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	15,000	16,059

		$19,083,636
Utah - 0.2%
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046	$150,000	$152,675
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 6%, 4/15/2045	160,000	166,091

		$318,766
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	$110,000	$114,016
State of Vermont, Student Assistance Corp. Education Loan Rev., “B”, 4.375%, 6/15/2046	185,000	184,552

		$298,568
Virginia - 2.0%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$515,000	$559,707
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2030	230,000	269,220
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2031	70,000	81,391
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/2046	70,000	71,850
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/2046	165,000	174,286
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/2045	120,000	123,469
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2030	215,000	235,012
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	215,000	232,374

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$490,000	$546,375
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	950,000	1,034,731

		$3,328,415
Washington - 4.1%
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5%, 1/01/2032 (n)	$155,000	$158,068
Kalispel Tribe Indians, WA, Priority District Wash Rev., “A”, 5.25%, 1/01/2038 (n)	160,000	164,110
King County, WA, Sewer Rev., 5%, 1/01/2040 (Prerefunded 7/01/2020)	1,200,000	1,273,548
King County, WA, Sewer Rev., 5%, 1/01/2040 (Prerefunded 7/01/2020)	565,000	601,414
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 10/01/2036	1,405,000	1,424,277
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 8/15/2039 (Prerefunded 8/15/2019)	560,000	587,647
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 10/01/2033	1,395,000	1,539,494
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	95,000	106,198
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2036	60,000	66,872
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	65,000	72,391
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034 (Prerefunded 10/01/2019)	355,000	373,414
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048	100,000	104,142
Washington Housing Finance Commission Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-2”, 4.875%, 1/01/2022	100,000	100,037
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036	100,000	106,449
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046	130,000	136,751
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051	150,000	157,239

		$6,972,051

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - 0.2%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	$50,000	$56,094
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2030	105,000	117,514
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), “A”, 5.5%, 6/01/2037	135,000	139,840

		$313,448
Wisconsin - 6.1%
State of Wisconsin, Annual Appropriations Rev., “A”, 5.75%, 5/01/2033 (Prerefunded 5/01/2019)	$80,000	$82,929
State of Wisconsin, Annual Appropriations Rev., Unrefunded Balance “A”, 5.75%, 5/01/2033 (Prerefunded 5/01/2019)	760,000	787,824
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	135,000	142,503
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	125,000	128,884
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	70,000	71,387
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	70,000	71,231
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2026	250,000	269,385
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2028	75,000	80,512
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	150,000	164,380
Wisconsin Health & Educational Facilities Authority Rev. (Meriter Hospital), “A”, 5.5%, 5/01/2031 (Prerefunded 5/01/2021)	920,000	1,010,243
Wisconsin Health & Educational Facilities Authority Rev. (Meriter Hospital), “A”, 6%, 5/01/2041 (Prerefunded 5/01/2021)	605,000	672,851
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 5%, 9/15/2040	25,000	26,033
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 5%, 9/15/2045	35,000	36,379
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 5%, 9/15/2050	155,000	160,733
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	45,000	46,987
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	60,000	62,288
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	70,000	72,303

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	$70,000	$72,279
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	175,000	180,446
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/2020	25,000	25,647
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025	35,000	37,958
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030	95,000	99,554
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	80,000	82,590
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	100,000	106,426
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027	840,000	893,474
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037	550,000	631,922
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	330,000	381,556
Wisconsin Public Finance Authority Rev. (Denver International Airport Great Hall Project), 5%, 9/30/2037	210,000	233,625
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	190,000	206,688
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037	55,000	60,568
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042	35,000	38,386
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047	180,000	196,835
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052	55,000	59,934
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	140,000	147,973
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	125,000	133,293
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	120,000	129,284
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	155,000	168,696
Wisconsin Public Finance Authority Student Housing Rev., (Western Carolina University Project), 5.25%, 7/01/2047	235,000	250,256
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	135,000	142,241

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	$1,825,000	$1,974,796
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	95,000	100,959

		$10,242,238
Total Municipal Bonds (Identified Cost, $249,645,085)		$261,722,157

Investment Companies (h) - 0.7%
Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 1.82% (v) (Identified Cost, $1,122,439)	1,122,663	$1,122,551

Other Assets, Less Liabilities - 1.7%		2,907,985
Variable Rate Municipal Term Preferred Shares (VMTPS), at liquidation value of $97,500,000 net of unamortized debt issuance costs of $22,499 (issued by the fund) - (57.9)%		(97,477,501)
Net assets applicable to common shares - 100.0%		$168,275,192

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,122,551 and $261,722,157, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,331,597, representing 1.4% of net assets applicable to common shares.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 5/31/18

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	31	$4,498,875	September - 2018	$(21,667)
U.S. Treasury Note 10 yr	Short	USD	212	$25,532,750	September - 2018	(4,077)

						$(25,744)

At May 31, 2018, the fund had cash collateral of $257,450 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $249,645,085)	$261,722,157
Investments in affiliated issuers, at value (identified cost, $1,122,439)	1,122,551
Deposits with brokers for
Futures contracts	257,450
Receivables for
Investments sold	753,282
Interest	4,003,623
Receivable from investment adviser	13,488
Other assets	18,669
Total assets	$267,891,220
Liabilities
Payables for
Distributions on common shares	$14,421
Daily variation margin on open futures contracts	46,264
Investments purchased	1,805,444
Interest expense	213,992
Payable to affiliates
Transfer agent and dividend disbursing costs	481
Payable for independent Trustees’ compensation	14
Accrued expenses and other liabilities	57,911
VMTPS, at liquidation value of $97,500,000 net of unamortized debt issuance costs of $22,499	97,477,501
Total liabilities	$99,616,028
Net assets applicable to common shares	$168,275,192
Net assets consist of
Paid-in capital - common shares	$162,916,911
Unrealized appreciation (depreciation)	12,051,440
Accumulated net realized gain (loss)	(7,966,734)
Undistributed net investment income	1,273,575
Net assets applicable to common shares	$168,275,192
VMTPS, at liquidation value of $97,500,000 net of unamortized debt issuance costs of $22,499 (3,900 shares of Series 2019/3 issued and outstanding at $25,000 per share)	97,477,501
Net assets including preferred shares	$265,752,693
Common shares of beneficial interest issued and outstanding	31,512,106
Net asset value per common share (net assets of $168,275,192 / 31,512,106 shares of beneficial interest outstanding)	$5.34

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$7,068,620
Dividends from affiliated issuers	32,563
Other	489
Total investment income	$7,101,672
Expenses
Management fee	$992,590
Transfer agent and dividend disbursing costs	10,231
Administrative services fee	24,745
Independent Trustees’ compensation	14,925
Stock exchange fee	15,314
Custodian fee	6,493
Reimbursement of custodian expenses	(2,667)
Shareholder communications	17,325
Audit and tax fees	41,104
Legal fees	2,956
Interest expense and fees and amortization of VMTPS debt issuance costs	1,249,916
Miscellaneous	41,779
Total expenses	$2,414,711
Reduction of expenses by investment adviser	(121,230)
Net expenses	$2,293,481
Net investment income (loss)	$4,808,191
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,214,810
Affiliated issuers	308
Futures contracts	1,004,937
Net realized gain (loss)	$3,220,055
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(2,820,813)
Affiliated issuers	254
Futures contracts	(284,627)
Net unrealized gain (loss)	$(3,105,186)
Net realized and unrealized gain (loss)	$114,869
Change in net assets from operations	$4,923,060

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/18 (unaudited)	Year ended 11/30/17
From operations
Net investment income (loss)	$4,808,191	$9,558,149
Net realized gain (loss)	3,220,055	480,732
Net unrealized gain (loss)	(3,105,186)	3,314,802
Change in net assets from operations	$4,923,060	$13,353,683
Distributions declared to common shareholders
From net investment income	$(4,600,768)	$(9,394,745)
Share transactions applicable to common and preferred shares
Net asset value of shares issued to common shareholders in reinvestment of distributions	$—	$45,253
Total change in net assets	$322,292	$4,004,191
Net assets applicable to common shares
At beginning of period	167,952,900	163,948,709
At end of period (including undistributed net investment income of $1,273,575 and $1,066,152, respectively)	$168,275,192	$167,952,900

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/18 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$4,923,060
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(26,897,503)
Proceeds from disposition of investment securities	25,584,073
Proceeds from disposition of short-term investments, net	295,781
Realized gain/loss on investments	(2,214,810)
Unrealized appreciation/depreciation on investments	2,820,559
Net amortization/accretion of income	(197,214)
Amortization of VMTPS debt issuance costs	13,468
Decrease in interest receivable	82,680
Decrease in accrued expenses and other liabilities	(53,736)
Decrease in receivable from investment adviser	272
Decrease in receivable for daily variation margin on open futures contracts	103,975
Increase in payable for daily variation margin on open futures contracts	46,264
Decrease in deposits with brokers	48,850
Increase in other assets	(16,209)
Increase in payable for interest expense	46,853
Net cash provided by operating activities	$4,586,363
Cash flows from financing activities:
Cash distributions paid on common shares	(4,586,363)
Net cash used by financing activities	$(4,586,363)
Cash:
Beginning of period	$—
End of period	$—

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2018 for interest was $1,189,595.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/18		Year ended
Common Shares			11/30/17		11/30/16		11/30/15		11/30/14		11/30/13
	(unaudited)
Net asset value, beginning of period	$5.33		$5.20		$5.39		$5.39		$4.95		$5.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	(c)	$0.30		$0.32	(c)	$0.34		$0.32		$0.33
Net realized and unrealized gain (loss)	0.01		0.13		(0.21)		(0.03)		0.43		(0.66)
Distributions declared to shareholders of auction rate preferred shares	—		(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	(0.00	)(w)
Total from investment operations	$0.16		$0.43		$0.11		$0.31		$0.75		$(0.33)
Less distributions declared to common shareholders
From net investment income	$(0.15)		$(0.30)		$(0.30)		$(0.31)		$(0.31)		$(0.32)
Net asset value, end of period (x)	$5.34		$5.33		$5.20		$5.39		$5.39		$4.95
Market value, end of period	$4.97		$5.40		$4.81		$4.92		$4.74		$4.44
Total return at market value (%) (p)	(5.25	)(n)	18.92		3.49		10.66		13.99		(18.74)
Total return at net asset value (%) (j)(r)(s)(x)	3.14	(c)(n)	8.57		2.13	(c)	6.61		16.27		(5.68)
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	2.88	(a)(c)	2.56		2.27	(c)	2.13		2.19		2.20
Expenses after expense reductions (f)(p)	2.74	(a)(c)	2.51		N/A		N/A		2.19		2.20
Net investment income (loss) (p)	5.74	(a)(c)	5.69		5.74	(c)	6.27		6.17		6.24
Portfolio turnover	10	(n)	14		14		17		11		19
Net assets at end of period (000 omitted)	$168,275		$167,953		$163,949		$169,764		$169,926		$155,840

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
			11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
	(unaudited)
Supplemental Ratios (%):
Ratio of expenses to average net assets applicable to common shares after expense reductions and excluding interest expense and fees (f)(l)(p)	1.25	(a)(c)	1.34	1.37	(c)	1.43	1.45	1.44
Ratio of expenses to average net assets applicable to common and preferred shares after expense reductions and excluding interest expense and fees (f)(l)(p)	0.79	(a)(c)	0.85	0.88	(c)	0.91	0.91	0.91
Net investment income available to common shares	5.74	(a)(c)	5.69	5.73	(c)	6.27	6.17	6.24
Senior Securities:
ARPS	—		—	—		225	225	225
VMTPS	3,900		3,900	3,900		3,675	3,675	3,675
Total preferred shares outstanding	3,900		3,900	3,900		3,900	3,900	3,900
Asset coverage per preferred share (k)	$68,142		$68,056	$67,022		$68,529	$68,571	$64,959
Involuntary liquidation preference per preferred share (m)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Average market value per preferred share (m)(u)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including liquidation preference of preferred shares) from the fund’s total assets and dividing this number by the total number of preferred shares outstanding.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets, interest expense paid to shareholders of VMTPS, and amortization of VMTPS debt issuance costs, as applicable. For the year ended November 30, 2016, the expense ratio also excludes fees and expenses related to redemption of the fund’s auction rate preferred shares (“ARPS”). For periods prior to November 30, 2016, the expense ratio includes amortization of VMTPS debt issuance costs.

Financial Highlights – continued

(m)	Amount excludes accrued unpaid distributions on preferred shares.
(n)	Not annualized.
(p)	Ratio excludes dividend payments on ARPS, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(u)	Average market value represents the approximate fair value of each of the fund’s preferred shares.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Income Municipal Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Many municipal instruments are supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Notes to Financial Statements (unaudited) – continued

In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230) – Restricted Cash (“ASU 2016-18”). For entities that have restricted cash and are required to present a statement of cash flows, ASU 2016-18 changes the cash flow presentation for restricted cash. Management has evaluated the potential impacts of ASU 2016-18 and expects that the effects of the fund’s adoption will be limited to the reclassification of restricted cash on the fund’s Statement of Cash Flows and the addition of disclosures regarding the nature of the restrictions on restricted cash. ASU 2016-18 will be effective for annual reporting periods beginning after December 15, 2017, and interim periods within those annual periods.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to

Notes to Financial Statements (unaudited) – continued

the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of May 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$261,722,157	$—	$261,722,157
Mutual Funds	1,122,551	—	—	1,122,551
Total	$1,122,551	$261,722,157	$—	$262,844,708

Other Financial Instruments
Futures Contracts – Liabilities	$(25,744)	$—	$—	$(25,744)

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(25,744)

(a)	Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$1,004,937

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(284,627)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all

Notes to Financial Statements (unaudited) – continued

transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees and amortization of VMTPS debt issuance costs” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit

Notes to Financial Statements (unaudited) – continued

risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to defaulted bonds, expiration of capital loss carryforwards, amortization and accretion of debt securities, derivative transactions, and non-deductible expenses that result from the treatment of Variable Rate Municipal Term Preferred Shares (“VMTPS”) as equity for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 11/30/17
Ordinary income (including any short-term capital gains)	$136,868
Tax-exempt income	11,180,645
Total distributions	$11,317,513

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/18
Cost of investments	$248,476,469
Gross appreciation	15,850,903
Gross depreciation	(1,482,664)
Net unrealized appreciation (depreciation)	$14,368,239

As of 11/30/17
Undistributed ordinary income	122,348
Undistributed tax-exempt income	1,754,609
Capital loss carryforwards	(12,598,737)
Other temporary differences	(182,260)
Net unrealized appreciation (depreciation)	15,940,029

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2017, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
11/30/18	$(4,840,268)
11/30/19	(5,512,578)
Total	$(10,352,846)

Post-enactment losses which are characterized as follows:
Short-Term	$(1,773,298)
Long-Term	(472,593)
Total	$(2,245,891)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets (including the value of preferred shares).

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest expense on VMTPS, amortization of debt issuance costs on VMTPS, taxes, extraordinary expenses, brokerage and transaction

Notes to Financial Statements (unaudited) – continued

costs, other interest expense, and investment-related expenses, such that total fund operating expenses do not exceed 0.79% annually of the fund’s average daily net assets (including the value of preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2018. For the six months ended May 31, 2018, this reduction amounted to $121,230, which is included in the reduction of total expenses in the Statement of Operations.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund’s common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of

Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2018, these fees paid to MFSC amounted to $2,914.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets (including the value of preferred shares). The administrative services fee incurred for the six months ended May 31, 2018 was equivalent to an annual effective rate of 0.0187% of the fund’s average daily net assets (including the value of preferred shares).

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2018, the fee paid by the fund under this agreement was $133 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended May 31, 2018, purchases and sales of investments, other than short-term obligations, aggregated $26,095,502 and $24,970,819, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended May 31, 2018 and the year ended November 30, 2017, the fund did not repurchase any shares. Other transactions in fund shares were as follows:

	Six months ended 5/31/18		Year ended 11/30/17
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	—	$—	8,448	$45,253

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended May 31, 2018, the fund’s commitment fee and interest expense were $536 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		1,418,220	24,830,234	(25,125,791)	1,122,663

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$308	$254	$—	$32,563	$1,122,551

(8) Preferred Shares

The fund has 3,900 shares issued and outstanding of VMTPS, series 2019/3. The outstanding VMTPS are redeemable at the option of the fund in whole or in part at the liquidation preference of $25,000 per share, plus accumulated and unpaid dividends,

Notes to Financial Statements (unaudited) – continued

but generally solely for the purpose of decreasing the leverage of the fund. The VMTPS are subject to a mandatory term redemption date of March 31, 2019 unless extended through negotiation with the private holders of the VMTPS. There is no assurance that the term of the VMTPS will be extended or that the VMTPS will be replaced with any other preferred shares or other form of leverage upon the redemption of the VMTPS. Six months prior to the term redemption date of the VMTPS, the fund is required to begin to segregate liquid assets with the fund’s custodian to fund the redemption. Dividends on the VMTPS are cumulative and are reset weekly to a fixed spread against the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index. During the six months ended May 31, 2018, the VMTPS dividend rates ranged from 2.12% to 2.96%. For the six months ended May 31, 2018, the average dividend rate was 2.50%.

In the fund’s Statement of Assets and Liabilities, the VMTPS aggregate liquidation preference is shown as a liability since they have a stated mandatory redemption date. Dividends paid to the VMTPS are treated as interest expense and recorded as incurred. For the six months ended May 31, 2018, interest expense related to the dividends paid to VMTPS amounted to $1,236,085 and is included in “Interest expense and fees and amortization of VMTPS debt issuance costs” in the Statement of Operations. Costs directly related to the issuance of the VMTPS are considered debt issuance costs. Debt issuance costs are presented as a direct deduction from the carrying amount of the related debt liability and are being amortized into interest expense over the life of the VMTPS. The period-end carrying value for the VMTPS in the fund’s Statement of Assets and Liabilities is its liquidation value less any unamortized debt issuance costs, which approximates its fair value. Its fair value would be considered level 2 under the fair value hierarchy.

Under the terms of a purchase agreement between the fund and the investor in the VMTPS, the fund is subject to various investment restrictions. These investment-related requirements are in various respects more restrictive than those to which the fund is otherwise subject in accordance with its investment objectives and policies. In addition, the fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies that rate the VMTPS, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the fund by the Investment Company Act of 1940 (the “1940 Act”).

The fund is required to maintain certain asset coverage with respect to the VMTPS as defined in the fund’s governing documents and the 1940 Act. One of a number of asset coverage-related requirements is that the fund is not permitted to declare or pay common share dividends unless immediately thereafter the fund has a minimum asset coverage ratio of 200% with respect to the VMTPS after deducting the amount of such common share dividends.

The 1940 Act requires that the preferred shareholders of the fund, voting as a separate class, have the right to elect at least two trustees at all times, and elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years. Unless otherwise required by law or under the terms of the preferred shares,

Notes to Financial Statements (unaudited) – continued

each preferred share is entitled to one vote and preferred shareholders will vote together with common shareholders as a single class.

Leverage involves risks and special considerations for the fund’s common shareholders. To the extent that investments are purchased by the fund with proceeds from the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. Changes in the value of the fund’s portfolio will be borne entirely by the common shareholders. It is possible that the fund will be required to sell assets at a time when it may be disadvantageous to do so in order to redeem preferred shares to comply with asset coverage or other restrictions including those imposed by the 1940 Act and the rating agencies that rate the preferred shares. There is no assurance that the fund’s leveraging strategy will be successful.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS High Income Municipal Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS High Income Municipal Trust (the Fund), including the portfolio of investments, as of May 31, 2018, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended May 31, 2018. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2017 and the financial highlights for each of the five years in the period ended November 30, 2017, and in our report dated January 16, 2018, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 16, 2018

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at

mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the

Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/closedendfunds by choosing the fund’s name.

Additional information about the fund (e.g., performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: CXE

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for MFS High Income Municipal Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS High Income Municipal Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/17-12/31/17	0	N/A	0	3,150,648
1/01/18-1/31/18	0	N/A	0	3,150,648
2/01/18-2/28/18	0	N/A	0	3,150,648
3/01/18-3/31/18	0	N/A	0	3,150,648
4/01/18-4/30/18	0	N/A	0	3,150,648
5/01/18-5/31/18	0	N/A	0	3,150,648

Total	0		0

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2017 plan year is 3,150,648.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2018

*	Print name and title of each signing officer under his or her signature.